Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventories

4. Inventories

The components of inventories at June 30, 2016 and December 31, 2015 are summarized as follows:

(in millions)	June 30, 2016	December 31, 2015
Inventories — gross:
Raw materials	$74.1	$70.7
Work-in-process	19.4	18.7
Finished goods	98.2	83.4

Total inventories — gross	191.7	172.8
Excess and obsolete inventory reserve	(24.7)	(23.5)

Net inventories at FIFO cost	167.0	149.3
Excess of FIFO costs over LIFO value	(3.4)	(3.4)

Inventories — net	$163.6	$145.9

7. Inventories

The components of inventories at December 31, 2015 and December 31, 2014 are summarized as follows:

(in millions)	2015	2014
Inventories — gross:
Raw materials	$70.7	$77.2
Work-in-process	18.7	21.5
Finished goods	83.4	87.9

Total inventories — gross	172.8	186.6
Excess and obsolete inventory reserve	(23.5)	(20.3)

Net inventories at FIFO cost	149.3	166.3
Excess of FIFO costs over LIFO value	(3.4)	(3.1)

Inventories — net	$145.9	$163.2